Organization and Description of Business Operations (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 01, 2021 USD ($) $ / shares shares	Sep. 01, 2021 shares	Dec. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Day $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Remaining additional capital amount
Shares issued in Initial Public Offering | shares			5,750,000
Offering costs			$ 3,700
Deferred underwriting commissions			2,000
Net proceeds of initial public offering			$ 58,700
Secured debt				$ 25,000
Remaining Additional Capital				$ 25,000
Conversions Of Stock Shares Converted | shares				13,431,410
Senior secured debt				$ 10,000
Aggregate shares of common stock (in Shares) | shares				1,500,000
Sponsor shares (in Shares) | shares		135,000
Accumulated deficit				$ 321,600
Cash and cash equivalents				26,415	$ 7,233	$ 1,656
Working capital				$ 14,400
Purchase of warrants (in Shares) | shares				2,549,939
Number of issued patents | Day				5
Net Proceeds Amount				$ 17,000
Conversion of stock conversion price per share | $ / shares				$ 10.20
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares				405,000
Exercise Price Per Share | $ / shares			$ 11.50
Old Clarus Equity Holders [Member]
Remaining additional capital amount
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares		270,000
Common Stock [Member]
Remaining additional capital amount
Price per share (in Dollars per share) | $ / shares			$ 10.20	$ 10.00
Shares issued to sponsor | shares				2,300,000
Over-Allotment Option [Member]
Remaining additional capital amount
Number of units issued in transaction (in Shares) | shares			750,000
Price per warrant (in Dollars per share) | $ / shares			$ 1.00
Gross proceeds of private placement			$ 57,500
Private Placement [Member]
Remaining additional capital amount
Price per warrant (in Dollars per share) | $ / shares	$ 4.96		$ 10.00	$ 4.96
Warrants shares, issued (in Shares) | shares	1		3,445,000
Gross proceeds of private placement	$ 13,800		$ 3,400	$ 13,800
Shares issued to sponsor | shares	3,024,194			3,024,194
Exercise Price Per Share | $ / shares	$ 5.25			$ 5.25
Business Combination [Member]
Remaining additional capital amount
Cash and cash equivalents				$ 26,400